Leases (Tables)	12 Months Ended
Dec. 30, 2013
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
The future minimum rental payments required under these leases, including those accounted for as deemed landlord financing, during the next five years and thereafter in the aggregate, are as follows:

	Deemed landlord financing	Operating leases
2014	$2,233,988	$7,030,372
2015	2,263,413	7,228,654
2016	2,307,293	7,392,253
2017	2,359,342	7,354,890
2018	2,445,385	7,287,302
Thereafter	35,382,388	96,185,295
Total	$46,991,809	$132,478,766